Barclays PLC (the Parent company)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Barclays PLC (the Parent company)	Barclays PLC (the Parent company)
Total income
Dividend received from subsidiaries
Dividends received from subsidiaries of £2,818m (2022: £2,797m, 2021: £1,356m) relates to dividends received from Barclays
Execution Services Limited £165m, Barclays Bank UK PLC £1,305m  and Barclays Bank PLC £1,348m.
Other income
Other income of £1,174m (2022: £(654)m expense, 2021: £659m income) includes fair value and foreign exchange gains of £50m
(2022: £1,673m, 2021: £250m) on positions with subsidiaries and £985m (2022: £905m, 2021: £804m) of income received from gross coupon payments on Barclays Bank PLC and Barclays Bank UK PLC-issued AT1 securities.
Total assets and liabilities
Investment in subsidiaries
The investment in subsidiaries of £64,461m (2022: £64,544m) predominantly relates to investments in the ordinary shares of Barclays
Bank PLC of £36,340m (2022: £36,340m) and their AT1 securities of £10,757m (2022: £10,760m), as well as investments in the ordinary shares of Barclays Bank UK PLC of  £14,245m (2022: 14,245m) and their AT1 securities of  £2,439m (2022: £2,570m). The decrease of £83m during the year resulted from a capital injection of £50m to Barclays Principal Investments Limited offset by a decrease in the AT1 holdings and associated fair value which totalled £133m.
Impairment in subsidiaries
At the end of each reporting period an impairment review is undertaken in respect of investment in the ordinary shares of subsidiaries.
Where impairment may be indicated a test of the carrying value against the recoverable value is performed; impairment being indicated
where the investment exceeds the recoverable amount. The recoverable amount is calculated as a value in use (VIU) which is derived from the present value of future cash flows expected to be received from the investment. The VIU calculations use forecast profits based on financial budgets approved by management, covering a five year period as an approximation of future cash flows discounted using a pre-tax discount rate appropriate to the subsidiary being tested. A terminal growth rate has then been applied to the cash flows thereafter which is based upon expectations of future inflation rates. The 2023 review identified the value in use calculated was higher than the carrying value for all subsidiaries.
Loans and advances to subsidiaries
During the year loans and advances to subsidiaries decreased by £4,702m to £18,926m (2022: £23,628m). The decrease was largely driven due to maturities of £4,982m intra-group loans to Barclays PLC subsidiaries and foreign exchange impact of £1,049m due to the appreciation of GBP largely against USD. This was partially offset by the new issuances of intra-group loans to Barclays PLC subsidiaries of £1,260m.
Subordinated liabilities and debt securities in issue
During the year, Barclays PLC issued USD1,500m of Fixed-to-Floating Rate Resetting Subordinated Callable Notes, which are included within the subordinated liabilities balance of £10,018m (2022: £11,230m). Debt securities in issue of £18,308m (2022: £24,086m) have reduced during the year primarily due to  maturities of £4,931m senior issuances and the  foreign exchange impact of £847m due to the appreciation of GBP largely against USD.
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value of £31,832mm (2022: £22,971m) primarily included new issuances during the year of
EUR1,250m Fixed Rate Resetting Senior Callable Notes, £2,000m Fixed Rate Resetting Senior Callable Notes, USD8,200m Fixed-to-
Floating Rate Senior Callable Notes and USD300m Floating Rate Senior Notes . The proceeds raised through these transactions were used to invest in subsidiaries of Barclays PLC and are included within the financial assets designated at fair value through the income statement balance of £35,787m (2022: £28,930m). The effect of changes in the liabilities fair value, including those due to credit risk, is expected to offset the changes in the fair value of the related financial asset in the income statement. The difference between the financial liabilities carrying amount and the contractual amount on maturity is £1,838m (2022: £2,100m).
Derivative financial instruments
During the year derivative financial liabilities decreased by £195m to £711m (2022: £906m). This is primarily driven by the gain in derivatives due to a decreasing rate environment.
Total equity
Called up share capital and share premium
Called up share capital and share premium of Barclays PLC is £4,288m (2022: £4,373m). The decrease in the year is primarily due to
837m shares repurchased with a total nominal value of £209m. This decrease was offset by shares issued under employee share schemes.
Other equity instruments
Other equity instruments of £13,198m (2022: £13,250m) comprises AT1 securities issued by Barclays PLC. The AT1 securities are perpetual securities with no fixed maturity and are structured to qualify as AT1 instruments under prevailing capital rules applicable as at the relevant issue date. During the year there were three issuances with principal amounts totalling £1,500m, USD1,750m and
SGD400m and redemptions with principal amounts totalling £1,250m and USD2,500m. For further details, please refer to Note 27.
The Parent company financials on pages 331 to 333 form part of this note.